Stock-Based Compensation (Summary Of Restricted Stock And RSU Activity) (Details) - 12 months ended May. 31, 2015 - Restricted Stock Units And RSU - $ / shares shares in Thousands	Total
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	230
Shares granted (shares)	40
Shares vested (shares)	(140)
Shares canceled (shares)	(30)
Outstanding end of period (shares)	100
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 39.04
Shares granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	54.20
Shares vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	33.57
Shares canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	47.02
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 51.19